Production and operating costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Production And Operating Costs [Line Items]
Well and facilities maintenance	$ 14,722	$ 13,160	$ 19,974
Staff costs (Note 11)	15,017	10,859	17,999
Share-based payment (Notes 11)	457	622	563
Royalties	28,697	11,497	13,155
Consumables	11,902	8,283	8,591
Transportation costs	2,969	2,281	4,511
Equipment rental	5,818	3,868	3,517
Safety and Insurance costs	2,591	2,222	3,239
Gas plant costs	6,069	6,300	2,878
Field camp	2,377	1,687	2,645
Non operated blocks costs	1,213	1,082	2,127
Other costs	7,155	5,374	7,543
Operating expense	$ 98,987	$ 67,235	$ 86,742